PORTFOLIO OF INVESTMENTS – as of October 31, 2019 (Unaudited)

Natixis Sustainable Future 2030 Fund

Shares	Description	Value (†)
Common Stocks – 47.0% of Net Assets
	Aerospace & Defense – 0.3%
21	Axon Enterprise, Inc.(a)	$1,074
37	Moog, Inc., Class A	3,097
4	Raytheon Co.	849
18	Teledyne Technologies, Inc.(a)	5,933
50	United Technologies Corp.	7,179

		18,132

	Air Freight & Logistics – 0.7%
356	Expeditors International of Washington, Inc.	25,967
51	FedEx Corp.	7,786
56	United Parcel Service, Inc., Class B	6,449

		40,202

	Airlines – 0.2%
376	American Airlines Group, Inc.	11,303

	Auto Components – 0.3%
155	American Axle & Manufacturing Holdings, Inc.(a)	1,296
111	Aptiv PLC	9,940
18	BorgWarner, Inc.	750
170	Delphi Technologies PLC	2,076
31	Visteon Corp.(a)	2,883

		16,945

	Automobiles – 0.6%
1,235	Fiat Chrysler Automobiles NV	18,920
430	General Motors Co.	15,979

		34,899

	Banks – 3.3%
95	Ameris Bancorp	4,071
170	BancorpSouth Bank	5,214
948	Bank of America Corp.	29,644
154	BB&T Corp.	8,170
368	Cadence BanCorp	5,660
429	Citigroup, Inc.	30,828
172	Citizens Financial Group, Inc.	6,047
129	Columbia Banking System, Inc.	5,070
11	Comerica, Inc.	720
328	CVB Financial Corp.	6,816
297	Fulton Financial Corp.	5,067
111	Huntington Bancshares, Inc.	1,568
151	International Bancshares Corp.	6,185
280	KeyCorp	5,031
29	M&T Bank Corp.	4,539
497	People’s United Financial, Inc.	8,036
93	PNC Financial Services Group, Inc. (The)	13,643
176	Regions Financial Corp.	2,834
233	Trustmark Corp.	7,996

Shares	Description	Value (†)
Common Stocks – continued
	Banks – continued
362	Wells Fargo & Co.	$18,690
81	Westamerica Bancorporation	5,348
62	Wintrust Financial Corp.	3,957
68	Zions Bancorp N.A.	3,296

		188,430

	Beverages – 1.4%
52	Brown-Forman Corp., Class B	3,407
449	Coca-Cola Co. (The)	24,439
75	Constellation Brands, Inc., Class A	14,275
555	Monster Beverage Corp.(a)	31,152
56	PepsiCo, Inc.	7,682

		80,955

	Biotechnology – 1.6%
25	AbbVie, Inc.	1,989
84	Amgen, Inc.	17,913
9	Biogen, Inc.(a)	2,688
144	BioMarin Pharmaceutical, Inc.(a)	10,542
25	Celgene Corp.(a)	2,701
61	Gilead Sciences, Inc.	3,886
23	Ligand Pharmaceuticals, Inc.(a)	2,503
82	Medicines Co. (The)(a)	4,304
122	Regeneron Pharmaceuticals, Inc.(a)	37,366
43	Repligen Corp.(a)	3,418
2	Vertex Pharmaceuticals, Inc.(a)	391

		87,701

	Building Products – 0.3%
266	Johnson Controls International PLC	11,526
24	Lennox International, Inc.	5,936

		17,462

	Capital Markets – 3.4%
2	Affiliated Managers Group, Inc.	160
14	Ameriprise Financial, Inc.	2,112
480	Bank of New York Mellon Corp. (The)	22,440
15	BlackRock, Inc.	6,926
490	Charles Schwab Corp. (The)	19,948
23	CME Group, Inc.	4,732
68	FactSet Research Systems, Inc.	17,239
89	Franklin Resources, Inc.	2,452
56	Goldman Sachs Group, Inc. (The)	11,949
12	Intercontinental Exchange, Inc.	1,132
47	Invesco Ltd.	791
121	Janus Henderson Group PLC	2,799
124	Legg Mason, Inc.	4,620
89	Moody’s Corp.	19,641
72	MSCI, Inc.	16,888
60	Northern Trust Corp.	5,981
50	S&P Global, Inc.	12,899

Shares	Description	Value (†)
Common Stocks – continued
	Capital Markets – continued
304	SEI Investments Co.	$18,216
367	State Street Corp.	24,248

		195,173

	Chemicals – 0.6%
14	DuPont de Nemours, Inc.	923
32	Ecolab, Inc.	6,146
66	HB Fuller Co.	3,221
47	Innospec, Inc.	4,294
4	International Flavors & Fragrances, Inc.	488
59	Linde PLC	11,702
56	Minerals Technologies, Inc.	2,769
33	Stepan Co.	3,225

		32,768

	Commercial Services & Supplies – 0.2%
59	Healthcare Services Group, Inc.	1,437
34	MSA Safety, Inc.	4,082
50	Tetra Tech, Inc.	4,374
26	Waste Management, Inc.	2,918

		12,811

	Communications Equipment – 0.6%
80	Ciena Corp.(a)	2,970
496	Cisco Systems, Inc.	23,565
43	InterDigital, Inc.	2,306
45	Lumentum Holdings, Inc.(a)	2,820
10	Motorola Solutions, Inc.	1,663

		33,324

	Construction & Engineering – 0.2%
152	AECOM(a)	6,082
186	Fluor Corp.	2,996

		9,078

	Consumer Finance – 0.6%
70	American Express Co.	8,210
281	Capital One Financial Corp.	26,203
36	Navient Corp.	496

		34,909

	Containers & Packaging – 0.2%
75	Ball Corp.	5,248
15	Crown Holdings, Inc.(a)	1,093
55	International Paper Co.	2,402
134	Owens-Illinois, Inc.	1,139

		9,882

	Distributors – 0.2%
44	Genuine Parts Co.	4,514

Shares	Description	Value (†)
Common Stocks – continued
	Distributors – continued
23	POOL CORP.	$4,770

		9,284

	Diversified Consumer Services – 0.1%
100	Service Corp. International	4,548

	Diversified Telecommunication Services – 0.1%
89	AT&T, Inc.	3,426
53	Verizon Communications, Inc.	3,205

		6,631

	Electric Utilities – 0.4%
140	American Electric Power Co., Inc.	13,215
17	Edison International	1,069
24	Eversource Energy	2,010
45	IDACORP, Inc.	4,843

		21,137

	Electrical Equipment – 0.2%
17	Acuity Brands, Inc.	2,121
48	Eaton Corp. PLC	4,181
31	Hubbell, Inc.	4,393

		10,695

	Electronic Equipment, Instruments & Components – 0.9%
85	Avnet, Inc.	3,363
36	Belden, Inc.	1,846
87	Cognex Corp.	4,480
18	Coherent, Inc.(a)	2,681
35	Corning, Inc.	1,037
16	Littelfuse, Inc.	2,809
16	Rogers Corp.(a)	2,168
204	TE Connectivity Ltd.	18,258
103	Trimble, Inc.(a)	4,103
153	Vishay Intertechnology, Inc.	3,083
20	Zebra Technologies Corp., Class A(a)	4,757

		48,585

	Energy Equipment & Services – 0.4%
44	Apergy Corp.(a)	1,107
54	Baker Hughes Co.	1,156
23	Core Laboratories NV	1,013
63	Halliburton Co.	1,213
94	National Oilwell Varco, Inc.	2,126
131	NexTier Oilfield Solutions, Inc.(a)	565
74	Oceaneering International, Inc.(a)	1,048
66	Oil States International, Inc.(a)	942
401	Schlumberger Ltd.	13,109
54	TechnipFMC PLC	1,065
111	U.S. Silica Holdings, Inc.	495

		23,839

Shares	Description	Value (†)
Common Stocks – continued
	Entertainment – 0.9%
40	Activision Blizzard, Inc.	$2,241
73	Cinemark Holdings, Inc.	2,672
12	Electronic Arts, Inc.(a)	1,157
81	Netflix, Inc.(a)	23,280
3	Take-Two Interactive Software, Inc.(a)	361
10	Viacom, Inc., Class B	216
148	Walt Disney Co. (The)	19,228

		49,155

	Food & Staples Retailing – 0.2%
101	Kroger Co. (The)	2,489
274	SpartanNash Co.	3,588
14	Sysco Corp.	1,118
21	Walgreens Boots Alliance, Inc.	1,150

		8,345

	Food Products – 0.6%
79	Campbell Soup Co.	3,658
905	Danone S.A., Sponsored ADR	14,932
23	General Mills, Inc.	1,170
88	Hain Celestial Group, Inc. (The)(a)	2,080
3	Hershey Co. (The)	441
31	Ingredion, Inc.	2,449
17	J.M. Smucker Co. (The)	1,797
18	Kellogg Co.	1,144
85	Kraft Heinz Co. (The)	2,748
6	Mondelez International, Inc., Class A	315

		30,734

	Gas Utilities – 0.2%
91	New Jersey Resources Corp.	3,967
51	ONE Gas, Inc.	4,735
100	South Jersey Industries, Inc.	3,216

		11,918

	Health Care Equipment & Supplies – 0.6%
31	Alcon, Inc.(a)	1,837
8	Align Technology, Inc.(a)	2,018
2	Becton Dickinson & Co.	512
8	Boston Scientific Corp.(a)	334
9	Danaher Corp.	1,240
15	DENTSPLY SIRONA, Inc.	822
2	Edwards Lifesciences Corp.(a)	477
48	Globus Medical, Inc., Class A(a)	2,514
23	Haemonetics Corp.(a)	2,777
2	Intuitive Surgical, Inc.(a)	1,106
162	Meridian Bioscience, Inc.	1,586
30	Merit Medical Systems, Inc.(a)	620
49	STERIS PLC	6,937
2	Stryker Corp.	432
55	Varian Medical Systems, Inc.(a)	6,644

Shares	Description	Value (†)
Common Stocks – continued
	Health Care Equipment & Supplies – continued
32	West Pharmaceutical Services, Inc.	$4,603

		34,459

	Health Care Providers & Services – 1.4%
49	Acadia Healthcare Co., Inc.(a)	1,470
16	Amedisys, Inc.(a)	2,056
5	Anthem, Inc.	1,345
35	BioTelemetry, Inc.(a)	1,378
99	Centene Corp.(a)	5,255
11	Chemed Corp.	4,333
8	Cigna Corp.	1,428
308	CVS Health Corp.	20,448
43	Encompass Health Corp.	2,753
78	HCA Healthcare, Inc.	10,416
35	Henry Schein, Inc.(a)	2,190
35	Humana, Inc.	10,297
16	Laboratory Corp. of America Holdings(a)	2,636
177	MEDNAX, Inc.(a)	3,887
80	Patterson Cos., Inc.	1,370
27	Quest Diagnostics, Inc.	2,734
20	UnitedHealth Group, Inc.	5,054

		79,050

	Health Care Technology – 0.3%
171	Allscripts Healthcare Solutions, Inc.(a)	1,871
253	Cerner Corp.	16,981

		18,852

	Hotels, Restaurants & Leisure – 1.7%
14	Domino’s Pizza, Inc.	3,803
46	Dunkin’ Brands Group, Inc.	3,616
126	Hilton Worldwide Holdings, Inc.	12,217
28	Jack in the Box, Inc.	2,353
30	Marriott Vacations Worldwide Corp.	3,298
4	McDonald’s Corp.	787
529	MGM Resorts International	15,076
242	Starbucks Corp.	20,463
170	Wendy’s Co. (The)	3,601
521	Yum China Holdings, Inc.	22,142
107	Yum! Brands, Inc.	10,883

		98,239

	Household Durables – 0.2%
13	iRobot Corp.(a)	625
136	KB Home	4,854
102	Meritage Homes Corp.(a)	7,353
54	Tupperware Brands Corp.	520

		13,352

	Household Products – 0.8%
202	Colgate-Palmolive Co.	13,857

Shares	Description	Value (†)
Common Stocks – continued
	Household Products – continued
252	Procter & Gamble Co. (The)	$31,377

		45,234

	Independent Power & Renewable Electricity Producers – 0.2%
77	AES Corp. (The)	1,313
83	Ormat Technologies, Inc.	6,354
195	Pattern Energy Group, Inc., Class A	5,466

		13,133

	Industrial Conglomerates – 0.3%
1,882	General Electric Co.	18,782

	Insurance – 1.1%
8	Aflac, Inc.	425
46	Allstate Corp. (The)	4,895
363	American International Group, Inc.	19,224
6	Brighthouse Financial, Inc.(a)	227
76	Chubb Ltd.	11,584
78	First American Financial Corp.	4,819
24	Hartford Financial Services Group, Inc. (The)	1,370
9	Lincoln National Corp.	508
32	Marsh & McLennan Cos., Inc.	3,316
24	MetLife, Inc.	1,123
84	Prudential Financial, Inc.	7,656
35	Travelers Cos., Inc. (The)	4,587

		59,734

	Interactive Media & Services – 2.3%
18	Alphabet, Inc., Class A(a)	22,658
40	Alphabet, Inc., Class C(a)	50,405
302	Facebook, Inc., Class A(a)	57,878
6	TripAdvisor, Inc.(a)	242

		131,183

	Internet & Direct Marketing Retail – 2.3%
223	Alibaba Group Holding Ltd., Sponsored ADR(a)	39,397
29	Amazon.com, Inc.(a)	51,523
14	Booking Holdings, Inc.(a)	28,683
359	eBay, Inc.	12,655

		132,258

	IT Services – 2.1%
99	Automatic Data Processing, Inc.	16,061
7	Cognizant Technology Solutions Corp., Class A	427
198	DXC Technology Co.	5,479
82	Gartner, Inc.(a)	12,634
12	International Business Machines Corp.	1,605
55	MasterCard, Inc., Class A	15,224
16	PayPal Holdings, Inc.(a)	1,666
232	Sabre Corp.	5,447
306	Visa, Inc., Class A	54,731

Shares	Description	Value (†)
Common Stocks – continued
	IT Services – continued
61	Western Union Co. (The)	$1,529
23	WEX, Inc.(a)	4,351

		119,154

	Leisure Products – 0.0%
105	Callaway Golf Co.	2,123

	Life Sciences Tools & Services – 0.1%
1	Illumina, Inc.(a)	296
13	IQVIA Holdings, Inc.(a)	1,877
11	Thermo Fisher Scientific, Inc.	3,322

		5,495

	Machinery – 2.0%
57	AGCO Corp.	4,371
474	Briggs & Stratton Corp.	3,493
141	Caterpillar, Inc.	19,430
86	Cummins, Inc.	14,833
139	Deere & Co.	24,206
65	Flowserve Corp.	3,175
76	ITT, Inc.	4,518
96	Kennametal, Inc.	2,971
60	Oshkosh Corp.	5,123
121	Parker-Hannifin Corp.	22,202
17	Proto Labs, Inc.(a)	1,649
75	Terex Corp.	2,066
66	Toro Co. (The)	5,091
6	Xylem, Inc.	460

		113,588

	Media – 0.9%
4	Cable One, Inc.	5,301
17	CBS Corp., Class B	613
47	Charter Communications, Inc., Class A(a)	21,989
418	Comcast Corp., Class A	18,735
24	Discovery, Inc., Series C(a)	606
29	Fox Corp., Class A	929
14	Interpublic Group of Cos., Inc. (The)	305
82	New York Times Co. (The), Class A	2,534
27	Omnicom Group, Inc.	2,084

		53,096

	Metals & Mining – 0.4%
137	Commercial Metals Co.	2,648
150	Newmont Goldcorp Corp.	5,960
12	Nucor Corp.	646
58	Reliance Steel & Aluminum Co.	6,730
38	Royal Gold, Inc.	4,387

		20,371

Shares	Description	Value (†)
Common Stocks – continued
	Multi-Utilities – 0.2%
82	Consolidated Edison, Inc.	$7,562
15	DTE Energy Co.	1,910
22	Sempra Energy	3,179

		12,651

	Multiline Retail – 0.0%
10	Macy’s, Inc.	152
19	Target Corp.	2,031

		2,183

	Oil, Gas & Consumable Fuels – 1.0%
484	Apache Corp.	10,484
2,247	Chesapeake Energy Corp.(a)	3,011
122	Concho Resources, Inc.	8,237
696	Denbury Resources, Inc.(a)	695
82	Diamondback Energy, Inc.	7,032
114	EOG Resources, Inc.	7,901
141	EQT Corp.	1,514
93	Green Plains, Inc.	1,147
72	Hess Corp.	4,734
160	Noble Energy, Inc.	3,082
59	ONEOK, Inc.	4,120
43	Valero Energy Corp.	4,170
73	World Fuel Services Corp.	3,049

		59,176

	Paper & Forest Products – 0.1%
57	Domtar Corp.	2,074
101	Louisiana-Pacific Corp.	2,952

		5,026

	Personal Products – 0.0%
4	Estee Lauder Cos., Inc. (The), Class A	745

	Pharmaceuticals – 1.2%
2	Allergan PLC	352
24	Bristol-Myers Squibb Co.	1,377
73	Catalent, Inc.(a)	3,552
18	Eli Lilly & Co.	2,051
112	Merck & Co., Inc.	9,706
104	Novartis AG, Sponsored ADR	9,094
356	Novo Nordisk AS, Sponsored ADR	19,658
19	Perrigo Co. PLC	1,007
105	Pfizer, Inc.	4,029
439	Roche Holding AG, Sponsored ADR	16,515

		67,341

	Professional Services – 0.2%
61	Exponent, Inc.	3,875
23	Insperity, Inc.	2,430
62	Korn Ferry	2,275

Shares	Description	Value (†)
Common Stocks – continued
	Professional Services – continued
37	ManpowerGroup, Inc.	$3,364
32	Nielsen Holdings PLC	645

		12,589

	Real Estate Management & Development – 0.1%
20	CBRE Group, Inc., Class A(a)	1,071
31	Jones Lang LaSalle, Inc.	4,542

		5,613

	REITs - Apartments – 0.3%
111	American Campus Communities, Inc.	5,548
5	AvalonBay Communities, Inc.	1,088
74	Camden Property Trust	8,463
12	Equity Residential	1,064
6	Essex Property Trust, Inc.	1,963
3	Mid-America Apartment Communities, Inc.	417

		18,543

	REITs - Diversified – 0.1%
6	Crown Castle International Corp.	833
7	Digital Realty Trust, Inc.	889
3	Equinix, Inc.	1,700
84	Weyerhaeuser Co.	2,454

		5,876

	REITs - Health Care – 0.1%
38	Ventas, Inc.	2,474
54	Welltower, Inc.	4,897

		7,371

	REITs - Hotels – 0.0%
128	Host Hotels & Resorts, Inc.	2,098

	REITs - Office Property – 0.5%
10	Boston Properties, Inc.	1,372
166	Corporate Office Properties Trust	4,920
188	Douglas Emmett, Inc.	8,144
250	Easterly Government Properties, Inc.	5,580
84	Kilroy Realty Corp.	7,050

		27,066

	REITs - Regional Malls – 0.1%
6	Macerich Co. (The)	165
15	Simon Property Group, Inc.	2,260

		2,425

	REITs - Storage – 0.0%
23	Iron Mountain, Inc.	754
4	Public Storage	892

		1,646

Shares	Description	Value (†)
Common Stocks – continued
	REITs - Warehouse/Industrials – 0.2%
54	CyrusOne, Inc.	$3,849
137	Liberty Property Trust	8,093

		11,942

	Road & Rail – 0.4%
49	Genesee & Wyoming, Inc., Class A(a)	5,440
29	Kansas City Southern	4,083
40	Norfolk Southern Corp.	7,280
49	Ryder System, Inc.	2,383
27	Union Pacific Corp.	4,467

		23,653

	Semiconductors & Semiconductor Equipment – 2.0%
14	Advanced Micro Devices, Inc.(a)	475
89	Applied Materials, Inc.	4,829
60	Brooks Automation, Inc.	2,548
34	Cabot Microelectronics Corp.	5,138
64	Cirrus Logic, Inc.(a)	4,350
47	Cree, Inc.(a)	2,243
104	First Solar, Inc.(a)	5,386
347	Intel Corp.	19,616
9	Lam Research Corp.	2,439
9	Microchip Technology, Inc.	849
133	NVIDIA Corp.	26,736
269	QUALCOMM, Inc.	21,638
49	Silicon Laboratories, Inc.(a)	5,206
87	Texas Instruments, Inc.	10,265

		111,718

	Software – 2.0%
10	Adobe, Inc.(a)	2,779
204	Autodesk, Inc.(a)	30,062
38	Blackbaud, Inc.	3,190
52	Bottomline Technologies, Inc.(a)	2,130
17	Fair Isaac Corp.(a)	5,169
30	LogMeIn, Inc.	1,970
184	Microsoft Corp.	26,380
36	NortonLifeLock, Inc.	824
676	Oracle Corp.	36,835
42	PTC, Inc.(a)	2,810
31	Qualys, Inc.(a)	2,645
2	salesforce.com, inc.(a)	313

		115,107

	Specialty Retail – 0.6%
39	Aaron’s, Inc.	2,922
112	American Eagle Outfitters, Inc.	1,723
41	Asbury Automotive Group, Inc.(a)	4,228
12	Best Buy Co., Inc.	862
21	Five Below, Inc.(a)	2,627
45	Home Depot, Inc. (The)	10,556

Shares	Description	Value (†)
Common Stocks – continued
	Specialty Retail – continued
29	Lithia Motors, Inc., Class A	$4,567
26	Lowe’s Cos., Inc.	2,902
30	Monro, Inc.	2,103
9	Tiffany & Co.	1,121
41	Williams-Sonoma, Inc.	2,739

		36,350

	Technology Hardware, Storage & Peripherals – 1.5%
275	Apple, Inc.	68,409
291	Hewlett Packard Enterprise Co.	4,775
195	HP, Inc.	3,387
106	NCR Corp.(a)	3,096
20	NetApp, Inc.	1,118
23	Seagate Technology PLC	1,335
6	Western Digital Corp.	310
37	Xerox Holdings Corp.	1,255

		83,685

	Textiles, Apparel & Luxury Goods – 0.5%
25	Deckers Outdoor Corp.(a)	3,822
17	Hanesbrands, Inc.	259
28	NIKE, Inc., Class B	2,507
4	PVH Corp.	349
32	Tapestry, Inc.	828
965	Under Armour, Inc., Class A(a)	19,927
97	Wolverine World Wide, Inc.	2,879

		30,571

	Thrifts & Mortgage Finance – 0.1%
362	New York Community Bancorp, Inc.	4,217

	Trading Companies & Distributors – 0.2%
94	Fastenal Co.	3,378
32	GATX Corp.	2,546
19	United Rentals, Inc.(a)	2,538
11	W.W. Grainger, Inc.	3,397

		11,859

	Water Utilities – 0.2%
70	American Water Works Co., Inc.	8,629
102	Aqua America, Inc.	4,624

		13,253

	Total Common Stocks (Identified Cost $2,598,796)	2,679,652

Principal Amount	Description	Value (†)
Bonds and Notes – 12.7%
	Agency Commercial Mortgage-Backed Securities – 0.1%
$4,000	FHLMC Multifamily Structured Pass Through Certificates, Series K012, Class A2, 4.185%, 12/25/2020(b)	$4,077

	Automotive – 0.2%
6,000	General Motors Financial Co., Inc., 4.350%, 1/17/2027	6,191
6,000	Toyota Motor Credit Corp., MTN, 2.600%, 1/11/2022	6,103

		12,294

	Banking – 2.0%
6,000	American Express Co., 3.700%, 8/03/2023	6,343
6,000	Bank of America Corp., (fixed rate to 1/20/2022, variable rate thereafter), MTN, 3.124%, 1/20/2023	6,125
9,000	Bank of Montreal, MTN, 1.900%, 8/27/2021	8,999
8,000	Bank of New York Mellon Corp. (The), Series 12, MTN, 3.650%, 2/04/2024	8,524
8,000	BNP Paribas S.A., MTN, 3.250%, 3/03/2023	8,363
6,000	Capital One Financial Corp., 3.300%, 10/30/2024	6,247
7,000	Citigroup, Inc., 4.600%, 3/09/2026	7,682
5,000	Deutsche Bank AG, GMTN, 3.375%, 5/12/2021	5,052
6,000	Goldman Sachs Group, Inc. (The), 3.750%, 5/22/2025	6,361
8,000	HSBC Holdings PLC, 5.100%, 4/05/2021	8,344
6,000	JPMorgan Chase & Co., (fixed rate to 3/01/2024, variable rate thereafter), 3.220%, 3/01/2025	6,220
8,000	Morgan Stanley, Series F, 3.875%, 4/29/2024	8,528
4,000	Royal Bank of Canada, GMTN, 2.150%, 3/06/2020	4,003
4,000	Santander UK PLC, 2.375%, 3/16/2020	4,005
4,000	SunTrust Bank, 2.250%, 1/31/2020	4,002
8,000	Wells Fargo & Co., MTN, 3.000%, 2/19/2025	8,234
8,000	Westpac Banking Corp., 2.750%, 1/11/2023	8,191

		115,223

	Cable Satellite – 0.1%
6,000	Comcast Corp., 3.000%, 2/01/2024	6,235

	Construction Machinery – 0.2%
9,000	John Deere Capital Corp., MTN, 2.650%, 1/06/2022	9,164

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Consumer Cyclical Services – 0.2%
$3,000	Amazon.com, Inc., 3.875%, 8/22/2037	$3,411
7,000	eBay, Inc., 3.800%, 3/09/2022	7,237

		10,648

	Electric – 0.3%
6,000	Duke Energy Corp., 3.750%, 4/15/2024	6,375
8,000	Virginia Electric & Power Co., Series A, 3.150%, 1/15/2026	8,389

		14,764

	Financial Other – 0.1%
8,000	ORIX Corp., 2.900%, 7/18/2022	8,172

	Food & Beverage – 0.1%
6,000	General Mills, Inc., 4.000%, 4/17/2025	6,509

	Government Owned - No Guarantee – 0.3%
10,000	Federal National Mortgage Association, 6.625%, 11/15/2030	14,596

	Health Insurance – 0.2%
5,000	Anthem, Inc., 4.101%, 3/01/2028	5,437
6,000	UnitedHealth Group, Inc., 5.800%, 3/15/2036	7,974

		13,411

	Healthcare – 0.2%
5,000	CVS Health Corp., 4.300%, 3/25/2028	5,438
7,000	McKesson Corp., 3.950%, 2/16/2028	7,437

		12,875

	Independent Energy – 0.1%
6,000	EQT Corp., 3.000%, 10/01/2022	5,730

	Integrated Energy – 0.4%
8,000	BP Capital Markets PLC, 3.814%, 2/10/2024	8,551
8,000	Chevron Corp., 1.961%, 3/03/2020	8,001
5,000	Shell International Finance BV, 6.375%, 12/15/2038	7,281

		23,833

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Life Insurance – 0.1%
$4,000	American International Group, Inc., 3.900%, 4/01/2026	$4,303

	Media Entertainment – 0.1%
6,000	Viacom, Inc., 6.875%, 4/30/2036	7,923

	Midstream – 0.3%
8,000	Energy Transfer Operating LP, 4.050%, 3/15/2025	8,399
8,000	Kinder Morgan Energy Partners LP, 4.150%, 2/01/2024	8,519

		16,918

	Mortgage Related – 2.6%
13,579	FHLMC, 3.000%, 6/01/2049	13,810
42,187	FNMA, 3.000%, with various maturities from 2034 to 2049(c)	43,050
56,783	FNMA, 3.500%, with various maturities in 2049(c)	58,278
20,488	FNMA, 4.000%, with various maturities in 2049(c)	21,250
12,799	FNMA, 4.500%, with various maturities in 2049(c)	13,457

		149,845

	Oil Field Services – 0.1%
6,000	Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc., 2.773%, 12/15/2022	6,103

	Pharmaceuticals – 0.3%
6,000	AbbVie, Inc., 3.600%, 5/14/2025	6,296
8,000	Amgen, Inc., 2.650%, 5/11/2022	8,131

		14,427

	Railroads – 0.1%
6,000	CSX Corp., 2.600%, 11/01/2026	6,111

	REITs - Office Property – 0.1%
3,000	Boston Properties LP, 2.750%, 10/01/2026	3,047

	Restaurants – 0.2%
8,000	Starbucks Corp., 3.800%, 8/15/2025	8,699

	Technology – 0.8%
8,000	Apple, Inc., 2.500%, 2/09/2025	8,235
8,000	HP, Inc., 4.650%, 12/09/2021	8,493

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Technology – continued
$7,000	International Business Machines Corp., 4.000%, 6/20/2042	$7,595
8,000	Oracle Corp., 2.950%, 5/15/2025	8,321
6,000	QUALCOMM, Inc., 3.450%, 5/20/2025	6,362
6,000	VMware, Inc., 2.950%, 8/21/2022	6,098

		45,104

	Treasuries – 3.1%
6,000	U.S. Treasury Bond, 2.500%, 5/15/2046	6,389
12,000	U.S. Treasury Bond, 2.875%, 11/15/2046	13,725
20,000	U.S. Treasury Bond, 3.000%, 5/15/2045	23,277
8,000	U.S. Treasury Bond, 3.000%, 2/15/2048	9,388
5,000	U.S. Treasury Bond, 3.000%, 2/15/2049	5,895
5,000	U.S. Treasury Bond, 4.250%, 11/15/2040	6,862
4,000	U.S. Treasury Bond, 4.375%, 5/15/2041	5,590
12,000	U.S. Treasury Bond, 5.250%, 2/15/2029	15,688
10,000	U.S. Treasury Note, 1.125%, 9/30/2021	9,917
7,000	U.S. Treasury Note, 1.625%, 8/31/2022	7,020
31,000	U.S. Treasury Note, 1.750%, 5/15/2023	31,235
4,000	U.S. Treasury Note, 2.000%, 11/15/2026	4,105
8,000	U.S. Treasury Note, 2.125%, 12/31/2022	8,149
10,000	U.S. Treasury Note, 2.250%, 11/15/2025	10,379
7,000	U.S. Treasury Note, 2.250%, 11/15/2027	7,325
6,000	U.S. Treasury Note, 2.625%, 2/15/2029	6,487
7,000	U.S. Treasury Note, 2.875%, 9/30/2023	7,359

		178,790

	Wireless – 0.1%
6,000	Vodafone Group PLC, 6.150%, 2/27/2037	7,659

	Wirelines – 0.3%
4,000	AT&T, Inc., 3.400%, 5/15/2025	4,191

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Wirelines – continued
$5,000	AT&T, Inc., 3.875%, 1/15/2026	$5,349
7,000	Verizon Communications, Inc., 3-month LIBOR + 1.100%, 3.258%, 5/15/2025(d)	7,120

		16,660

	Total Bonds and Notes (Identified Cost $709,378)	723,120

Shares
Exchange-Traded Funds – 10.7%
7,212	iShares® ESG MSCI EAFE ETF	479,310
3,822	iShares® ESG MSCI Emerging Markets ETF	129,795

	Total Exchange-Traded Funds (Identified Cost $574,604)	609,105

Affiliated Mutual Funds – 28.2%
26,161	Loomis Sayles Inflation Protected Securities Fund, Class N	277,828
24,428	Loomis Sayles Limited Term Government and Agency Fund, Class N	277,747
31,904	Mirova Global Green Bond Fund, Class N	339,782
60,157	Mirova International Sustainable Equity Fund, Class N	712,254

	Total Affiliated Mutual Funds (Identified Cost $1,554,829)	1,607,611

	Total Investments – 98.6% (Identified Cost $5,437,607)	5,619,488
	Other assets less liabilities – 1.4%	80,291

	Net Assets – 100.0%	$5,699,779

(†)

Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser or subadviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or subadviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Mutual Funds are valued at net asset value.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or subadviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Non-income producing security.
(b)

Variable rate security. The interest rate adjusts periodically based on; (i) changes in current interest rates and/or prepayments on underlying pools of assets, if applicable, (ii) reference to a base lending rate plus or minus a margin, and/or (iii) reference to a base lending rate adjusted by a multiplier and/or subject to certain floors or caps. Rate as of October 31, 2019 is disclosed.

(c)

The Fund’s investment in mortgage related securities of Federal National Mortgage Association are interests in separate pools of mortgages. All separate investments in securities of each issuer which have the same coupon rate have been aggregated for the purpose of presentation in the Portfolio of Investments.

(d)	Variable rate security. Rate as of October 31, 2019 is disclosed.

ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.
ETF	Exchange-Traded Fund
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GMTN	Global Medium Term Note
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
REITs	Real Estate Investment Trusts

A summary of affiliated fund transactions for each underlying fund held by the Fund for the period ended October 31, 2019, is as follows:

Fund	Beginning Value	Purchase Cost(1)	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Ending Value	Distribution Received(2)
Loomis Sayles Inflation Protected Securities Fund, Class N	$166,476	$166,731	$62,592	$476	$6,737	$277,828	$2,920
Loomis Sayles Limited Term Government and Agency Fund, Class N	233,494	149,738	107,809	(659)	2,983	277,747	3,660
Mirova Global Green Bond Fund, Class N	499,317	177,391	359,773	5,521	17,326	339,782	3,168
Mirova International Sustainable Equity Fund, Class N	191,441	641,351	168,909	15,700	32,671	712,254	250

	$1,090,728	$1,135,211	$699,083	$21,038	$59,717	$1,607,611	$9,998

(1)	Purchase cost includes dividend reinvested, if any.
(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets or liabilities;

•

Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of October 31, 2019, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks*	$2,679,652	$—	$—	$2,679,652
Bonds and Notes*	—	723,120	—	723,120
Exchange-Traded Funds	609,105	—	—	609,105
Affiliated Mutual Funds	1,607,611	—	—	1,607,611

Total	$4,896,368	$723,120	$—	$5,619,488

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the period ended October 31, 2019, there were no transfers among Levels 1, 2 and 3.

Asset Allocation Summary at October 31, 2019 (Unaudited)

Equity	70.2
Fixed Income	28.4

Total Investments	98.6
Other assets less liabilities	1.4

Net Assets	100.0%